CONSOLIDATED STATEMENTS OF OPERATIONS (UNAUDITED) - USD ($)		3 Months Ended	9 Months Ended
	Jun. 23, 2022	Mar. 31, 2021	Mar. 31, 2022	Mar. 31, 2021
Income Statement [Abstract]
Revenues	$ 4,651,352	$ 2,458,290	$ 10,884,737	$ 8,001,641
Cost of goods sold	2,923,143	1,640,266	7,397,914	5,353,999
Gross profit	1,728,209	818,024	3,486,823	2,647,642
Research and development expenses, net	214,898	146,063	433,248	443,609
Selling, general and administrative expenses	1,574,432	927,979	3,974,824	2,671,176
Business acquisition expenses	0	0	172,174	0
Total operating expenses	1,789,330	1,074,042	4,580,246	3,114,785
Operating loss	(61,121)	(256,018)	(1,093,423)	(467,143)
Other income (expense)
Interest expense	(52,778)	(666)	(104,290)	(2,202)
Net income (loss)	$ (113,899)	$ 552,278	$ (1,197,713)	$ 339,617
Income (loss) per share:
Basic	$ (0.01)	$ 0.04	$ (0.08)	$ 0.03
Fully diluted	$ (0.01)	$ 0.04	$ (0.08)	$ 0.02
Basic	16,803,040	13,243,595	15,545,869	13,208,805
Fully diluted	16,803,040	14,068,459	15,545,869	13,841,700